                                 UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                   Investment Company Act file number 811-859
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                   MASSACHUSETTS INVESTORS GROWTH STOCK FUND
-------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                500 Boylston Street, Boston, Massachusetts 02116
-------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)

                               James F. DesMarais
                    Massachusetts Financial Services Company
                              500 Boylston Street
                          Boston, Massachusetts 02116
-------------------------------------------------------------------------------
                    (Name and address of agents for service)

       Registrant's telephone number, including area code: (617) 954-5000
-------------------------------------------------------------------------------

                      Date of fiscal year end: November 30
-------------------------------------------------------------------------------

                  Date of reporting period: February 28, 2005
-------------------------------------------------------------------------------

ITEM 1. SCHEDULE OF INVESTMENTS.

MFS(R) Mutual Funds

QUARTERLY PORTFOLIO HOLDINGS 02/28/05

MASSACHUSETTS INVESTORS GROWTH STOCK FUND

[graphic omitted]
                                                           [logo] M F S(R)
                                                           INVESTMENT MANAGEMENT

A PROSPECTUS FOR ANY MFS PRODUCT CAN BE OBTAINED FROM YOUR INVESTMENT PROFESSIONAL. YOU SHOULD READ THE PROSPECTUS CAREFULLY BEFORE INVESTING AS IT CONTAINS COMPLETE INFORMATION ON THE FUND'S INVESTMENT OBJECTIVE(S), THE RISKS ASSOCIATED WITH AN INVESTMENT IN THE FUND, AND THE FEES, CHARGES, AND EXPENSES INVOLVED. THESE ELEMENTS, AS WELL AS OTHER INFORMATION CONTAINED IN THE PROSPECTUS, SHOULD BE CONSIDERED CAREFULLY BEFORE INVESTING.

Visit MFS.COM for the latest information about your investment.

    o The prospectus is a legal document describing the fund's investment strategy and objective, as well as the fund's policies, risks, services and fees.
    o Annual and semiannual reports contain information regarding the specific securities held in the fund and how the fund has performed over the period.
    o Week in Review provides a look at key events influencing U.S. and global financial markets for the week.
    o MFS Global Perspective is a commentary and analysis of markets around the globe.
    o Chief Investment Strategist Corner is a commentary by James Swanson, MFS' Chief Investment Strategist.

The prospectus, annual, and semiannual reports for each fund can be accessed by clicking "Funds, prospectuses, fact sheets" on the home page. Week in Review, MFS Global Perspective, and Chief Investment Strategist Corner are located under "Updates and Announcements."

The portfolio is actively managed, and current holdings may be different.

Massachusetts Investors Growth Stock Fund
PORTFOLIO OF INVESTMENTS (Unaudited) 02/28/2005

ISSUER                                                                                                   SHARES         $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
STOCKS - 97.7%
-----------------------------------------------------------------------------------------------------------------------------------
AEROSPACE - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Boeing Co.                                                                                                 188,100   $   10,339,857
-----------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                                                                                      16,000        1,685,600
-----------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                                                                                      292,000       17,292,240
-----------------------------------------------------------------------------------------------------------------------------------
Northrop Grumman Corp.                                                                                     189,700       10,035,130
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   39,352,827
-----------------------------------------------------------------------------------------------------------------------------------
AIRLINES - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Southwest Airlines Co.^                                                                                  1,249,100   $   17,300,035
-----------------------------------------------------------------------------------------------------------------------------------
APPAREL MANUFACTURERS - 0.7%
-----------------------------------------------------------------------------------------------------------------------------------
Nike, Inc., "B"                                                                                            286,100   $   24,876,395
-----------------------------------------------------------------------------------------------------------------------------------
Polo Ralph Lauren Corp., "A"                                                                               148,900        5,866,660
-----------------------------------------------------------------------------------------------------------------------------------
Reebok International Ltd.                                                                                  612,120       27,031,219
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   57,774,274
-----------------------------------------------------------------------------------------------------------------------------------
AUTOMOTIVE - 1.2%
-----------------------------------------------------------------------------------------------------------------------------------
Harley-Davidson, Inc.                                                                                    1,588,800   $   98,314,944
-----------------------------------------------------------------------------------------------------------------------------------
BANKS & CREDIT COMPANIES - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
American Express Co.                                                                                     1,782,580   $   96,526,707
-----------------------------------------------------------------------------------------------------------------------------------
Citigroup, Inc.                                                                                          1,136,570       54,237,120
-----------------------------------------------------------------------------------------------------------------------------------
Countrywide Financial Corp.                                                                                741,300       25,760,175
-----------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                                                                                       302,262       12,770,569
-----------------------------------------------------------------------------------------------------------------------------------
SLM Corp.                                                                                                1,096,800       53,523,840
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  242,818,411
-----------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY - 5.3%
-----------------------------------------------------------------------------------------------------------------------------------
Amgen, Inc.*                                                                                             2,087,163   $  128,590,112
-----------------------------------------------------------------------------------------------------------------------------------
Celgene Corp.^*                                                                                            887,317       24,290,303
-----------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc.^*                                                                                          460,610       21,740,792
-----------------------------------------------------------------------------------------------------------------------------------
Genzyme Corp.*                                                                                           2,423,448      135,931,198
-----------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc.*                                                                                   1,257,960       43,462,518
-----------------------------------------------------------------------------------------------------------------------------------
ImClone Systems, Inc.^*                                                                                  1,527,310       67,598,741
-----------------------------------------------------------------------------------------------------------------------------------
MedImmune, Inc.*                                                                                           882,090       21,240,727
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  442,854,391
-----------------------------------------------------------------------------------------------------------------------------------
BROADCAST & CABLE TV - 5.3%
-----------------------------------------------------------------------------------------------------------------------------------
Citadel Broadcasting Corp.^*                                                                               911,100   $   12,864,732
-----------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., "A"*                                                                                      2,768,890       90,127,369
-----------------------------------------------------------------------------------------------------------------------------------
Cox Radio, Inc., "A"^*                                                                                     184,030        2,955,522
-----------------------------------------------------------------------------------------------------------------------------------
EchoStar Communications Corp., "A"                                                                         598,300       17,799,425
-----------------------------------------------------------------------------------------------------------------------------------
Grupo Televisa S.A., ADR                                                                                   917,170       59,111,607
-----------------------------------------------------------------------------------------------------------------------------------
News Corp., "A"^                                                                                         1,714,440       28,528,282
-----------------------------------------------------------------------------------------------------------------------------------
Time Warner, Inc.*                                                                                       2,267,300       39,065,579
-----------------------------------------------------------------------------------------------------------------------------------
Univision Communications, Inc., "A"^*                                                                    1,561,200       41,200,068
-----------------------------------------------------------------------------------------------------------------------------------
Viacom, Inc., "B"                                                                                        1,357,730       47,384,777
-----------------------------------------------------------------------------------------------------------------------------------
Walt Disney Co.                                                                                          3,270,780       91,385,593
-----------------------------------------------------------------------------------------------------------------------------------
Westwood One, Inc.*                                                                                        374,640        8,182,138
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  438,605,092
-----------------------------------------------------------------------------------------------------------------------------------
BROKERAGE & ASSET MANAGERS - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc.                                                                                  655,220   $   71,287,936
-----------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                                                                           239,800       19,337,472
-----------------------------------------------------------------------------------------------------------------------------------
Mellon Financial Corp.                                                                                     454,650       13,039,362
-----------------------------------------------------------------------------------------------------------------------------------
Merrill Lynch & Co., Inc.                                                                                  492,910       28,874,668
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                                              85,100        4,805,597
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  137,345,035
-----------------------------------------------------------------------------------------------------------------------------------
BUSINESS SERVICES - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Accenture Ltd., "A"*                                                                                     4,064,720   $  103,853,596
-----------------------------------------------------------------------------------------------------------------------------------
Fiserv, Inc.*                                                                                              919,530       34,886,968
-----------------------------------------------------------------------------------------------------------------------------------
Getty Images, Inc.^*                                                                                       145,740       10,397,092
-----------------------------------------------------------------------------------------------------------------------------------
Monster Worldwide, Inc.*                                                                                    93,460        2,696,321
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  151,833,977
-----------------------------------------------------------------------------------------------------------------------------------
CHEMICALS - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
3M Co.                                                                                                     642,600   $   53,939,844
-----------------------------------------------------------------------------------------------------------------------------------
Dow Chemical Co.                                                                                           232,400       12,816,860
-----------------------------------------------------------------------------------------------------------------------------------
E.I. du Pont de Nemours & Co.                                                                              209,500       11,166,350
-----------------------------------------------------------------------------------------------------------------------------------
Monsanto Co.                                                                                             1,191,650       70,045,187
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  147,968,241
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - 8.5%
-----------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd.*                                                                                             2,837,050   $   83,267,418
-----------------------------------------------------------------------------------------------------------------------------------
Check Point Software Technologies Ltd.*                                                                    684,270       15,142,895
-----------------------------------------------------------------------------------------------------------------------------------
Citrix Systems, Inc.*                                                                                      811,030       18,248,175
-----------------------------------------------------------------------------------------------------------------------------------
Computer Associates International, Inc.                                                                     50,487        1,367,693
-----------------------------------------------------------------------------------------------------------------------------------
Mercury Interactive Corp.^*                                                                              1,654,900       75,926,812
-----------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                                                                          8,930,990      224,882,328
-----------------------------------------------------------------------------------------------------------------------------------
Oracle Corp.*                                                                                           10,949,690      141,360,498
-----------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc.^*                                                                                            361,200        4,139,352
-----------------------------------------------------------------------------------------------------------------------------------
Symantec Corp.*                                                                                          4,268,300       93,945,283
-----------------------------------------------------------------------------------------------------------------------------------
VERITAS Software Corp.*                                                                                  1,890,160       45,779,675
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  704,060,129
-----------------------------------------------------------------------------------------------------------------------------------
COMPUTER SOFTWARE - SYSTEMS - 3.1%
-----------------------------------------------------------------------------------------------------------------------------------
Apple Computer, Inc.*                                                                                      274,800   $   12,327,528
-----------------------------------------------------------------------------------------------------------------------------------
CDW Corp.^                                                                                                 364,900       20,970,803
-----------------------------------------------------------------------------------------------------------------------------------
Dell, Inc.*                                                                                              4,696,650      188,288,698
-----------------------------------------------------------------------------------------------------------------------------------
International Business Machines Corp.                                                                      381,700       35,337,786
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  256,924,815
-----------------------------------------------------------------------------------------------------------------------------------
CONSUMER GOODS & SERVICES - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
Apollo Group, Inc., "A"^*                                                                                  721,100   $   53,101,804
-----------------------------------------------------------------------------------------------------------------------------------
Avon Products, Inc.                                                                                      1,152,910       49,309,961
-----------------------------------------------------------------------------------------------------------------------------------
Career Education Corp.*                                                                                    412,680       14,093,022
-----------------------------------------------------------------------------------------------------------------------------------
Cintas Corp.^                                                                                              543,400       23,790,052
-----------------------------------------------------------------------------------------------------------------------------------
Gillette Co.                                                                                               759,900       38,184,975
-----------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co.                                                                                     2,317,360      123,028,642
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC*                                                                                   1,144,900       36,091,935
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  337,600,391
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT - 3.0%
-----------------------------------------------------------------------------------------------------------------------------------
Cooper Industries Ltd., "A"                                                                                328,010   $   22,754,054
-----------------------------------------------------------------------------------------------------------------------------------
Danaher Corp.^                                                                                             372,200       20,162,074
-----------------------------------------------------------------------------------------------------------------------------------
Emerson Electric Co.                                                                                       395,980       26,261,394
-----------------------------------------------------------------------------------------------------------------------------------
General Electric Co.                                                                                       747,390       26,308,128
-----------------------------------------------------------------------------------------------------------------------------------
Hubbell, Inc., "B"                                                                                          86,000        4,626,800
-----------------------------------------------------------------------------------------------------------------------------------
Tyco International Ltd.                                                                                  3,942,100      131,981,508
-----------------------------------------------------------------------------------------------------------------------------------
W.W. Grainger, Inc.                                                                                        335,900       21,087,802
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  253,181,760
-----------------------------------------------------------------------------------------------------------------------------------
ELECTRONICS - 5.5%
-----------------------------------------------------------------------------------------------------------------------------------
Amphenol Corp., "A"                                                                                        368,180   $   14,690,382
-----------------------------------------------------------------------------------------------------------------------------------
Analog Devices, Inc.                                                                                     3,031,890      111,331,001
-----------------------------------------------------------------------------------------------------------------------------------
Applied Materials, Inc.*                                                                                   827,690       14,484,575
-----------------------------------------------------------------------------------------------------------------------------------
KLA-Tencor Corp.^                                                                                          778,840       38,482,484
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                                                                    281,580       10,998,515
-----------------------------------------------------------------------------------------------------------------------------------
Marvell Technology Group Ltd.^*                                                                          1,296,908       47,453,864
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                            229,580        9,876,532
-----------------------------------------------------------------------------------------------------------------------------------
Novellus Systems, Inc.*                                                                                    536,130       15,834,600
-----------------------------------------------------------------------------------------------------------------------------------
PMC-Sierra, Inc.^*                                                                                       1,987,310       19,773,735
-----------------------------------------------------------------------------------------------------------------------------------
Samsung Electronics Co. Ltd.*                                                                               28,900       15,162,071
-----------------------------------------------------------------------------------------------------------------------------------
Symbol Technologies, Inc.                                                                                  618,700       10,969,551
-----------------------------------------------------------------------------------------------------------------------------------
Taiwan Semiconductor Manufacturing Co. Ltd., ADR^                                                        2,005,500       18,290,160
-----------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                                                                                  1,884,320       49,877,950
-----------------------------------------------------------------------------------------------------------------------------------
Xilinx, Inc.^                                                                                            2,521,970       76,163,494
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  453,388,914
-----------------------------------------------------------------------------------------------------------------------------------
ENERGY - INDEPENDENT - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Alpha Natural Resources, Inc.*                                                                              17,770   $      462,020
-----------------------------------------------------------------------------------------------------------------------------------
Arch Coal, Inc.^                                                                                            67,600        3,014,284
-----------------------------------------------------------------------------------------------------------------------------------
EOG Resources, Inc.                                                                                        206,500       18,816,280
-----------------------------------------------------------------------------------------------------------------------------------
Massey Energy Co.^                                                                                          64,200        2,797,836
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   25,090,420
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & DRUG STORES - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
CVS Corp.                                                                                                2,549,960   $  127,064,507
-----------------------------------------------------------------------------------------------------------------------------------
FOOD & NON-ALCOHOLIC BEVERAGES - 2.9%
-----------------------------------------------------------------------------------------------------------------------------------
Groupe Danone*                                                                                              67,500   $    6,730,930
-----------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                                                                            3,223,240      173,603,706
-----------------------------------------------------------------------------------------------------------------------------------
SYSCO Corp.^                                                                                             1,672,610       57,571,236
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  237,905,872
-----------------------------------------------------------------------------------------------------------------------------------
GAMING & LODGING - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Carnival Corp.                                                                                           1,891,610   $  102,865,752
-----------------------------------------------------------------------------------------------------------------------------------
Cendant Corp.                                                                                              299,700        6,629,364
-----------------------------------------------------------------------------------------------------------------------------------
Royal Caribbean Cruises Ltd.^                                                                              256,220       12,106,395
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  121,601,511
-----------------------------------------------------------------------------------------------------------------------------------
GENERAL MERCHANDISE - 3.5%
-----------------------------------------------------------------------------------------------------------------------------------
Family Dollar Stores, Inc.^                                                                                516,900   $   17,016,348
-----------------------------------------------------------------------------------------------------------------------------------
J.C. Penney Co., Inc.                                                                                      274,400       12,208,056
-----------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp.*                                                                                            1,171,450       56,077,311
-----------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                                                                             2,341,840      119,012,309
-----------------------------------------------------------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                                                                                    1,600,990       82,627,094
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  286,941,118
-----------------------------------------------------------------------------------------------------------------------------------
HEALTH MAINTENANCE ORGANIZATIONS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc.*                                                                                           664,400   $   81,096,664
-----------------------------------------------------------------------------------------------------------------------------------
INSURANCE - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
AFLAC, Inc.                                                                                                416,800   $   15,975,944
-----------------------------------------------------------------------------------------------------------------------------------
American International Group, Inc.                                                                       1,468,240       98,078,432
-----------------------------------------------------------------------------------------------------------------------------------
St. Paul Travelers Cos., Inc.^                                                                             454,265       17,407,435
-----------------------------------------------------------------------------------------------------------------------------------
XL Capital Ltd., "A"^                                                                                      114,400        8,580,000
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  140,041,811
-----------------------------------------------------------------------------------------------------------------------------------
INTERNET - 2.1%
-----------------------------------------------------------------------------------------------------------------------------------
Amazon.com, Inc.^*                                                                                         224,500   $    7,897,910
-----------------------------------------------------------------------------------------------------------------------------------
eBay, Inc.^*                                                                                             1,218,820       52,214,249
-----------------------------------------------------------------------------------------------------------------------------------
Google, Inc., "A"*                                                                                          52,700        9,907,073
-----------------------------------------------------------------------------------------------------------------------------------
IAC/InterActiveCorp^*                                                                                    1,916,960       43,131,600
-----------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc.*                                                                                            1,997,260       64,451,580
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  177,602,412
-----------------------------------------------------------------------------------------------------------------------------------
LEISURE & TOYS - 1.8%
-----------------------------------------------------------------------------------------------------------------------------------
Activision, Inc.*                                                                                          354,600   $    7,751,556
-----------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc.*                                                                                   2,064,360      133,130,576
-----------------------------------------------------------------------------------------------------------------------------------
Nintendo Co. Ltd.*                                                                                          94,400       10,482,363
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  151,364,495
-----------------------------------------------------------------------------------------------------------------------------------
MACHINERY & TOOLS - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Caterpillar, Inc.                                                                                          557,500   $   52,990,375
-----------------------------------------------------------------------------------------------------------------------------------
Illinois Tool Works, Inc.                                                                                  631,610       56,686,997
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  109,677,372
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL & HEALTH TECHNOLOGY & SERVICES - 1.3%
-----------------------------------------------------------------------------------------------------------------------------------
Caremark Rx, Inc.*                                                                                       1,045,200   $   40,010,256
-----------------------------------------------------------------------------------------------------------------------------------
Community Health Systems, Inc.*                                                                            485,700       15,722,109
-----------------------------------------------------------------------------------------------------------------------------------
HCA, Inc.                                                                                                1,086,530       51,295,081
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  107,027,446
-----------------------------------------------------------------------------------------------------------------------------------
MEDICAL EQUIPMENT - 5.6%
-----------------------------------------------------------------------------------------------------------------------------------
Beckman Coulter, Inc.^                                                                                     318,000   $   22,403,100
-----------------------------------------------------------------------------------------------------------------------------------
Boston Scientific Corp.*                                                                                 1,359,660       44,406,496
-----------------------------------------------------------------------------------------------------------------------------------
C.R. Bard, Inc.                                                                                            150,900       10,034,850
-----------------------------------------------------------------------------------------------------------------------------------
Fisher Scientific International, Inc.^*                                                                  1,273,690       77,249,298
-----------------------------------------------------------------------------------------------------------------------------------
Guidant Corp.                                                                                              738,920       54,229,339
-----------------------------------------------------------------------------------------------------------------------------------
Kinetic Concepts, Inc.^*                                                                                    63,500        4,142,105
-----------------------------------------------------------------------------------------------------------------------------------
Medtronic, Inc.                                                                                          3,062,120      159,597,694
-----------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc.*                                                                                    676,000       26,431,600
-----------------------------------------------------------------------------------------------------------------------------------
Thermo Electron Corp.*                                                                                     316,500        8,691,090
-----------------------------------------------------------------------------------------------------------------------------------
Waters Corp.*                                                                                              534,520       26,111,302
-----------------------------------------------------------------------------------------------------------------------------------
Zimmer Holdings, Inc.*                                                                                     392,400       33,707,160
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  467,004,034
-----------------------------------------------------------------------------------------------------------------------------------
METALS & MINING - 0.3%
-----------------------------------------------------------------------------------------------------------------------------------
Companhia Vale do Rio Doce, ADR^                                                                           699,400   $   24,479,000
-----------------------------------------------------------------------------------------------------------------------------------
OIL SERVICES - 1.7%
-----------------------------------------------------------------------------------------------------------------------------------
BJ Services Co.                                                                                            231,400   $   11,560,744
-----------------------------------------------------------------------------------------------------------------------------------
GlobalSantaFe Corp.                                                                                        777,700       29,163,750
-----------------------------------------------------------------------------------------------------------------------------------
Halliburton Co.                                                                                          1,577,600       69,367,072
-----------------------------------------------------------------------------------------------------------------------------------
Noble Corp.                                                                                                232,000       13,240,240
-----------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                                                  188,700       12,125,862
-----------------------------------------------------------------------------------------------------------------------------------
Tenaris S.A., ADR^                                                                                         109,900        7,225,925
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  142,683,593
-----------------------------------------------------------------------------------------------------------------------------------
PERSONAL COMPUTERS & PERIPHERALS - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
EMC Corp.*                                                                                               6,741,200   $   85,343,592
-----------------------------------------------------------------------------------------------------------------------------------
Lexmark International, Inc., "A"*                                                                          341,000       27,324,330
-----------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc.*                                                                                   459,970       13,803,700
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  126,471,622
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS - 10.7%
-----------------------------------------------------------------------------------------------------------------------------------
Abbott Laboratories                                                                                      3,556,760   $  163,575,392
-----------------------------------------------------------------------------------------------------------------------------------
Allergan, Inc.^                                                                                            644,680       48,467,042
-----------------------------------------------------------------------------------------------------------------------------------
AstraZeneca PLC*                                                                                           254,600       10,032,543
-----------------------------------------------------------------------------------------------------------------------------------
Eli Lilly & Co.                                                                                          1,647,230       92,244,880
-----------------------------------------------------------------------------------------------------------------------------------
Johnson & Johnson                                                                                        4,673,430      306,577,008
-----------------------------------------------------------------------------------------------------------------------------------
Roche Holdings AG^*                                                                                        549,800       58,010,767
-----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                                                                    5,124,330      209,175,151
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  888,082,783
-----------------------------------------------------------------------------------------------------------------------------------
POLLUTION CONTROL - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
Waste Management, Inc.^                                                                                    360,000   $   10,526,400
-----------------------------------------------------------------------------------------------------------------------------------
PRINTING & PUBLISHING - 0.6%
-----------------------------------------------------------------------------------------------------------------------------------
Lamar Advertising Co., "A"*                                                                                374,860   $   14,728,249
-----------------------------------------------------------------------------------------------------------------------------------
McGraw-Hill Cos., Inc.^                                                                                    399,200       36,666,520
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   51,394,769
-----------------------------------------------------------------------------------------------------------------------------------
RAILROAD & SHIPPING - 0.2%
-----------------------------------------------------------------------------------------------------------------------------------
Burlington Northern Santa Fe Corp.                                                                         367,400   $   18,469,198
-----------------------------------------------------------------------------------------------------------------------------------
RESTAURANTS - 1.0%
-----------------------------------------------------------------------------------------------------------------------------------
Cheesecake Factory, Inc.^*                                                                                 304,170   $   10,350,905
-----------------------------------------------------------------------------------------------------------------------------------
Outback Steakhouse, Inc.                                                                                 1,006,700       45,210,897
-----------------------------------------------------------------------------------------------------------------------------------
YUM! Brands, Inc.                                                                                          485,100       23,663,178
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   79,224,980
-----------------------------------------------------------------------------------------------------------------------------------
SPECIALTY STORES - 4.1%
-----------------------------------------------------------------------------------------------------------------------------------
Abercrombie & Fitch Co., "A"                                                                               487,040   $   26,154,048
-----------------------------------------------------------------------------------------------------------------------------------
Best Buy Co., Inc.                                                                                       1,058,430       57,176,389
-----------------------------------------------------------------------------------------------------------------------------------
CarMax, Inc.^*                                                                                             345,500       11,401,500
-----------------------------------------------------------------------------------------------------------------------------------
Home Depot, Inc.                                                                                           293,700       11,753,874
-----------------------------------------------------------------------------------------------------------------------------------
Hot Topic, Inc.^*                                                                                           37,090          792,242
-----------------------------------------------------------------------------------------------------------------------------------
Lowe's Cos., Inc.^                                                                                       2,123,060      124,793,467
-----------------------------------------------------------------------------------------------------------------------------------
Nordstrom, Inc.^                                                                                           166,570        8,954,803
-----------------------------------------------------------------------------------------------------------------------------------
PETsMART, Inc.                                                                                             863,600       26,339,800
-----------------------------------------------------------------------------------------------------------------------------------
Staples, Inc.                                                                                            1,291,900       40,720,688
-----------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.^                                                                                             268,320        8,089,848
-----------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc.                                                                                             875,800       21,387,036
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  337,563,695
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELESS - 0.9%
-----------------------------------------------------------------------------------------------------------------------------------
America Movil S.A. de C.V., ADR                                                                            313,730   $   18,415,951
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC                                                                                       9,537,800       24,979,485
-----------------------------------------------------------------------------------------------------------------------------------
Vodafone Group PLC, ADR                                                                                  1,351,083       35,519,972
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $   78,915,408
-----------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATIONS - WIRELINE - 4.5%
-----------------------------------------------------------------------------------------------------------------------------------
Cisco Systems, Inc.*                                                                                    15,464,660   $  269,394,377
-----------------------------------------------------------------------------------------------------------------------------------
Comverse Technology, Inc.^*                                                                              1,081,000       25,090,010
-----------------------------------------------------------------------------------------------------------------------------------
Corning, Inc.*                                                                                           2,263,800       25,965,786
-----------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                                                                           1,144,900       41,342,339
-----------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson, ADR^                                                                      258,970        7,590,411
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  369,382,923
-----------------------------------------------------------------------------------------------------------------------------------
TELEPHONE SERVICES - 0.5%
-----------------------------------------------------------------------------------------------------------------------------------
Sprint Corp.                                                                                             1,595,750   $   37,787,360
-----------------------------------------------------------------------------------------------------------------------------------
TRUCKING - 1.5%
-----------------------------------------------------------------------------------------------------------------------------------
Expeditors International of Washington, Inc.^                                                              213,180   $   11,833,622
-----------------------------------------------------------------------------------------------------------------------------------
FedEx Corp.                                                                                                846,580       82,778,592
-----------------------------------------------------------------------------------------------------------------------------------
United Parcel Service, Inc., "B"                                                                           406,720       31,516,733
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $  126,128,947
-----------------------------------------------------------------------------------------------------------------------------------
Total Stocks (Identified Cost, $7,980,203,328)                                                                       $8,102,851,576
-----------------------------------------------------------------------------------------------------------------------------------

COLLATERAL FOR SECURITIES LOANED - 4.9%                                                                PAR AMOUNT
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley Repurchase Agreement, 2.65%, dated 02/28/05, due 03/01/05, total to be received $55,804,100 (secured by various U.S. Treasury and Federal
  Agency obligations in an individually traded account), at Cost                                        55,800,000   $   55,800,000
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                         SHARES
-----------------------------------------------------------------------------------------------------------------------------------
Navigator Securities Lending Prime Portfolio, at Cost and Net Asset Value                              348,933,934      348,933,934
-----------------------------------------------------------------------------------------------------------------------------------
Total Collateral for Securities Loaned, at Cost                                                                      $  404,733,934
-----------------------------------------------------------------------------------------------------------------------------------

ISSUER                                                                                                 PAR AMOUNT        $ VALUE
-----------------------------------------------------------------------------------------------------------------------------------
REPURCHASE AGREEMENT - 2.0%
-----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley, 2.61%, dated 02/28/05, due 03/01/05, total to be received
  $164,353,915 (secured by various U.S. Treasury and Federal Agency obligations
  in a jointly traded account), at Cost                                                               $164,342,000   $  164,342,000
-----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $8,549,279,262)                                                                  $8,671,927,510
-----------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS, LESS LIABILITIES - (4.6)%                                                                                (383,804,587)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets - 100.0%                                                                                                  $8,288,122,923
-----------------------------------------------------------------------------------------------------------------------------------

    *   Non-income producing security.
    ^   All or a portion of this security is on loan.
    ADR = American Depository Receipt

See attached schedules. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS MASSACHUSETTS INVESTORS GROWTH STOCK FUND

SUPPLEMENTAL SCHEDULES (UNAUDITED) 2/28/2005
(1) PORTFOLIO SECURITIES

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost                                 $8,791,525,428
                                               ==============
Gross unrealized appreciation                  $  269,586,209

Gross unrealized depreciation                    (389,184,127)
                                               --------------
  Net unrealized appreciation (depreciation)   $ (119,597,918)
                                               ==============


(C) 2005 MFS Investment Management
MFS investment products are offered through MFS Fund Distributors, Inc., 500 Boylston Street, Boston, MA 02116.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (the "Act")) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  MASSACHUSETTS INVESTORS GROWTH STOCK FUND
             ------------------------------------------------


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President

Date: April 22, 2005
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Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*  ROBERT J. MANNING
                           ----------------------------------------------------
                           Robert J. Manning, President (Principal Executive Officer)

Date: April 22, 2005
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By (Signature and Title)*  RICHARD M. HISEY
                           ----------------------------------------------------
                           Richard M. Hisey, Treasurer (Principal Financial Officer and Accounting Officer)

Date: April 22, 2005
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* Print name and title of each signing officer under his or her signature.